Bank Loans and Notes Payable - Interest Income (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Bank Loans and Notes Payable [Abstract]
Tender Offer			$ 0	$ 782	$ 6,961
Interest on investments			7,347	10,764	9,566
Finance operating products			264	305	514
Others			51	59	568
Interest income	$ 426		$ 7,662	$ 11,910	$ 17,609

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4